COMMITMENTS (Details)				3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Jan. 14, 2021 USD ($) $ / shares shares	Jan. 12, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Jun. 30, 2021 $ / shares	Dec. 31, 2020	Apr. 12, 2022 $ / shares	Oct. 12, 2021 $ / shares	Jan. 31, 2021 $ / shares	Oct. 12, 2020 $ / shares	Dec. 31, 2019 $ / shares
Subsidiary, Sale of Stock [Line Items]
Period to exercise demand registration right					5 years	5 years
Period to exercise piggy back registration right					7 years	7 years
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares				5,750,000
Sale of Units, net of underwriting discounts and offering expenses | $				$ 52,368,407
Purchase price, per unit			$ 10.00					$ 0.10		$ 10.00
Deferred fee per unit		$ 0.30
Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Percentage of underwriter discount			5.5
Percentage of underwriter discount paid			2.00%
Percentage of underwriter discount deferred			3.50%
Percentage of underwriter discount to be paid in cash			3.00%
Percentage of underwriter discount to be paid in shares			0.50%
Purchase price, per unit			$ 10.00				$ 0.10	0.10
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares		5,750,000	5,000,000
Sale of Units, net of underwriting discounts and offering expenses | $	$ 287,500
Purchase price, per unit			$ 10.00		$ 10.00			$ 10.00
Proceeds from issuance initial public offering | $			$ 50,000,000
Initial Public Offering | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares		5,750,000	5,000,000
Purchase price, per unit			$ 10.00
Proceeds from issuance initial public offering | $			$ 50,000,000
Underwriter cash discount | $			$ 1,000,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares		750,000
Purchase price, per unit		$ 10.00
Proceeds from issuance initial public offering | $		$ 1,725,000
Deferred fee per unit		$ 0.30
Over-allotment option | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares		750,000	750,000
Purchase price, per unit		$ 10.00
Chardan
Subsidiary, Sale of Stock [Line Items]
Percentage of underwriter discount to be paid in shares			0.50%
Purchase price, per unit									$ 10.00		$ 10.00
Chardan | Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Percentage of underwriter discount to be paid in shares			0.50%
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares			28,750
Purchase price, per unit			$ 10.00